UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Jun 30, 2006.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     July 12, 2006



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       75
Form 13F Information Table Value Total:	      439,326,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      20,492     6,734   Sole   None
ConocoPhillips                  20825C104      19,023   290,299   Sole   None
Intuit                          461202103      18,398   303,902   Sole   None
Home Depot                      437076102      17,875   499,433   Sole   None
Fortune Brands                  349631101      16,689   235,023   Sole   None
PepsiCo, Inc.                   713448108      16,562   275,846   Sole   None
Walgreen Company                931422109      15,358   342,512   Sole   None
United Technologies             913017109      14,554   229,492   Sole   None
Johnson & Johnson               478160104      14,118   235,614   Sole   None
Yum Brands Inc.                 895953107      12,717   252,968   Sole   None
Devon Energy Corp               25179M103      12,267   203,068   Sole   None
Ace Ltd.                        004644100      12,072   238,615   Sole   None
American Standard               029712106      11,680   269,929   Sole   None
Coach Inc.                      189754104      11,031   368,923   Sole   None
Medtronic Inc.                  585055106      10,555   224,958   Sole   None
General Electric                369604103      10,272   311,641   Sole   None
Idexx Laboratories, Inc.	45168D104       9,871	131,380	  Sole   None
Microsoft Corp.                 594918104       9,464   406,165   Sole   None
Alliant Techsystems Inc.        018804104       9,188   120,337   Sole   None
Bj Services Co			055482103	8,803   236,256   Sole	 None
Newfield Expl Co		651290108	8,443	172,512   Sole   None
AutoZone			053332102       8,428	 95,550   Sole   None
Total SA ADR                    89151E109       8,393   128,095   Sole   None
Affiliated Computer Services	008190100	8,385	162,468	  Sole   None
Paccar Inc.			693718108	8,364   101,523   Sole   None
Costco Wholesale Corp.          22160K105       8,326   145,732   Sole   None
Dover Corp			260003108	8,324   168,400	  Sole	 None
Danaher Corp			235851102	8,164	126,924	  Sole   None
Varian Medical Systems Inc.     92220P105       7,994   168,833   Sole   None
Wells Fargo & Co.               949746101       7,901   117,778   Sole   None
Illinois Tool Works		452308109	7,874   165,768   Sole   None
Wal-Mart Stores Inc		931142103	7,548   156,697   Sole	 None
Dell Computers			24702R101	6,919	282,855   Sole   None
Sysco Corporation               871829107       6,552   214,408   Sole   None
Teva Pharmaceutical Inds	881624209	6,118   193,656   Sole	 None
Asta Funding Inc		046220109 	2,972	 79,494   Sole   None
Berkshire Hathaway      A       084670108       2,933        32   Sole   None
Carbo Ceramics			140781105	2,740    55,778   Sole   None
Ball Corp                       058498106       2,349    63,426   Sole   None
Sunrise Assisted Living         86768K106       2,125    76,845   Sole   None
Ceradyne, Inc.			156710105	2,120	 42,840   Sole   None
Shuffle Master			825549108	1,909    58,248   Sole   None
Cognizant Tech Solutions Crp.	192446102	1,788  	 26,545   Sole   None
Healthways Inc.	                02649V104       1,788    33,963   Sole   None
Maxim Integrated Products	57772K101	1,659    51,652   Sole   None
Middleby Corp.			596278101	1,445	 16,692	  Sole   None
Berry Petroleum			085789105	1,253	 37,812   Sole   None
Pepsi Bottling Group            713409100       1,236    38,443   Sole   None
Kohls Corp 			500255104	1,202    20,332   Sole   None
Pulte Homes Inc.                745867101       1,119    38,883   Sole   None
United Surgical Partners Intl.	913016309	1,105    36,734   Sole   None
Panera Bread Company            69840W108       1,077    16,012   Sole   None
Encore Acquisition Co.          29255W100       1,075    40,052   Sole   None
Bio-Reference Lab Inc.          09057G602       1,066    48,973   Sole   None
Gilead Sciences                 375558103       1,059    17,893   Sole   None
Best Buy Inc.			086516101	1,005	 18,329   Sole	 None
Energizer Holdings Inc.         29266R108         985    16,810   Sole   None
Donaldson Inc.			257651109	  979	 28,893	  Sole	 None
Meritage Corp.                  59001A102         956    20,235   Sole   None
Lincoln Electronic Holdings	533900106	  955    15,239   Sole   None
Apollo Group Inc.		037604105	  923    17,862   Sole   None
Raven Industries		754212108	  923	 29,288   Sole   None
Fastenal			311900104	  913    22,663   Sole   None
Resources Connection Inc.	76122q105	  908	 36,310   Sole   None
Amphenol Corp			032095101	  908    16,232   Sole   None
Bed Bath & Beyond		075896100	  855	 25,775   Sole   None
Triad Hospitals                 89579K109         833    21,037   Sole   None
Fiserv Inc			337738108	  810    17,851   Sole   None
Apache Corp			037411105	  792	 11,598   Sole   None
Uti Worldwide, Inc.		g87210103	  755	 29,905   Sole	 None
Coventry Health Care Inc.	222862104	  747    13,595   Sole   None
Advance Auto Parts              00751Y106         742    25,669   Sole   None
Willis Group Holding		G96655108	  723	 22,519   Sole   None
Thor Industries Inc.            885160101         696    14,365   Sole   None
Rehabcare Group Inc.		759148109	  182	 10,500   Sole   None

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